CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
REVENUES
Revenues from mining operations (note 17)		$ 2,242,604	$ 2,138,232
COSTS, EXPENSES AND OTHER INCOME
Production(i)	[1]	1,057,842	1,031,892
Exploration and corporate development		141,450	146,978
Amortization of property, plant and mine development (note 10)		508,739	613,160
General and administrative		115,064	102,781
Impairment loss on available-for- sale securities (note 8)		8,532
Finance costs (note 14)		78,931	74,641
Gain on derivative financial instruments (note 20)		(20,990)	(9,468)
Gain on sale of available-for-sale securities (note 8)		(168)	(3,500)
Environmental remediation (note 12)		1,219	4,058
Gain on impairment reversal (note 22)			(120,161)
Foreign currency translation loss		13,313	13,157
Other (income) expenses		(3,709)	16,233
Income before income and mining taxes		342,381	268,461
Income and mining taxes expense (note 23)		98,494	109,637
Net income for the year		$ 243,887	$ 158,824
Net income per share - basic (note 16)		$ 1.06	$ 0.71
Net income per share - diluted (note 16)		1.05	0.70
Cash dividends declared per common share		$ 0.41	$ 0.36
COMPREHENSIVE INCOME
Net income for the year		$ 243,887	$ 158,824
Available-for-sale securities and other investments (note 8):
Unrealized change in fair value of available- for- sale securities		(21,179)	36,757
Reclassification to impairment loss on available- for- sale securities		8,532
Reclassification to gain on sale of available- for- sale securities		(168)	(3,500)
Derivative financial instruments (note 20): unrealized gain		10,763
Income tax impact of reclassification items (note 23)		(1,117)	467
Income tax impact of other comprehensive income (loss) items (note 23)		1,390	(4,925)
Total		(1,779)	28,799
Pension benefit obligations:
Remeasurement (loss) gain of pension benefit obligations (note 15(a))		(1,772)	612
Income tax impact (note 23)		399	76
Total		(1,373)	688
Other comprehensive income (loss) for the year		(3,152)	29,487
Comprehensive income for the year		$ 240,735	$ 188,311

[1]	Exclusive of amortization, which is shown separately.